CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,428
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,725
Deferred taxes	(3,127)
Non-cash equity-based compensation	2,570
Excess tax benefit from the exercise of stock options	(1,009)
Bad debt reserve	244
Chargeback reserve	20
Amortization of deferred financing fees	125
Changes in operating assets and liabilities:
Credit card receivable	(1,069)
Accounts receivable	(2,941)
Prepaid expenses and other current and non-current assets	(3,748)
Accounts payable and other liabilities	2,636
Contributors royalties payable	1,158
Deferred revenue	8,802
Net cash provided by operating activities	17,814
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(2,986)
Security deposit receipt (payment)	(1,791)
Net cash used in investing activities	(4,777)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	2,681
Excess tax benefit from the exercise of stock options	1,009
Payment of term loan	(6,000)
Payment of offering fees	(20)
Net cash (used in) provided by financing activities	(2,330)
Net increase in cash and cash equivalents	10,707
Cash and cash equivalents-Beginning	102,096
Cash and cash equivalents-Ending	112,803
Cash paid for:
Income taxes	14,194
Interest	$ 34